Note A - Summary of Significant Accounting Policies: Use of Estimates (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Use of Estimates

Use of Estimates

Management uses estimates and assumptions in preparing these financial statements in accordance with generally accepted accounting principles. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses. Actual results could vary from the estimates that were used.